Note 4 - Acquisitions - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash consideration, net of cash acquired of $27,412	$ 107,162	$ 212,246
Goodwill	1,501,450	1,395,383	$ 1,179,825
Goodwill	101,965	202,984
Acquisitions 2025 [Member]
Accounts receivable	31,214
Other current assets	13,806
Non-current assets	16,561
Accounts payable	(16,286)
Accrued liabilities	(4,162)
Other current liabilities	(16,786)
Non-current liabilities	(2,002)
Deferred tax liabilities	(13,883)
Redeemable non-controlling interest	(41,310)
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less)	(32,848)
Cash consideration, net of cash acquired of $27,412	107,162
Acquisition date fair value of contingent consideration	6,990
Total purchase consideration	114,152
Acquired intangible assets (note 9)	45,035
Goodwill	$ 101,965
Acquisitions 2024 [Member]
Accounts receivable		61,987
Other current assets		25,965
Non-current assets		12,686
Accounts payable		(19,013)
Accrued liabilities		(25,282)
Other current liabilities		(19,524)
Non-current liabilities		(1,385)
Deferred tax liabilities		(34,749)
Redeemable non-controlling interest		(95,143)
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less)		(94,458)
Cash consideration, net of cash acquired of $27,412		212,246
Acquisition date fair value of contingent consideration		52,802
Total purchase consideration		265,048
Acquired intangible assets		156,522
Goodwill		$ 202,984